Convertible Notes Payable (Details) - USD ($)				6 Months Ended
		Nov. 17, 2025	Aug. 07, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes Payable [Line Items]
Transaction expenses (in Dollars)		$ 179,000
Net cash proceeds (in Dollars)		2,021,000
Volume-weighted average price				80.00%
Trading days				10 days
Prepayment premium				120.00%
Major trigger event				115.00%
Minor trigger event percent				110.00%
Beneficial percent				9.99%
Selling percentage				15.00%
August, 2025 [Member]
Convertible Notes Payable [Line Items]
Principal amount (in Dollars)			$ 1,100,000	$ 1,100,000
Issue discount (in Dollars)			80,000
Transaction expenses (in Dollars)			20,000
Net cash proceeds (in Dollars)			$ 1,000,000
Simple interest rate				8.00%
November 2025 Convertible Notes [Member]
Convertible Notes Payable [Line Items]
Principal amount (in Dollars)		$ 2,200,000
Convertible Note [Member]
Convertible Notes Payable [Line Items]
Simple interest rate				8.00%
Maximum rate				18.00%
Coupon interest				8.00%
August Note [Member]
Convertible Notes Payable [Line Items]
Conversion price (in Dollars per share)				$ 7.32
November Note [Member]
Convertible Notes Payable [Line Items]
Conversion price (in Dollars per share)				$ 3
Investor [Member]
Convertible Notes Payable [Line Items]
Trading days				2 days
Maximum [Member] | Convertible Note [Member]
Convertible Notes Payable [Line Items]
Conversion price (in Dollars per share)				$ 0.05
Minimum [Member] | Convertible Note [Member]
Convertible Notes Payable [Line Items]
Conversion price (in Dollars per share)				$ 0.03
Class B Ordinary Shares [Member]
Convertible Notes Payable [Line Items]
Shares issued (in Shares)	[1]			4,638,810	3,628,186
Class B Ordinary Shares [Member] | August, 2025 [Member]
Convertible Notes Payable [Line Items]
Shares issued (in Shares)			14,295,000
Class B Ordinary Shares [Member] | November 2025 Convertible Notes [Member]
Convertible Notes Payable [Line Items]
Shares issued (in Shares)		27,936,500
Ordinary share
Convertible Notes Payable [Line Items]
Shares issued (in Shares)				410,205,000		516,364,286
Beneficial percent				9.99%
Ordinary share | Class B Ordinary Shares [Member]
Convertible Notes Payable [Line Items]
Shares issued (in Shares)				4,638,810		466,364,286	451,964,286

[1]	The shares and per share information are presented on a retroactive basis to reflect the share consolidation (Note 16).